OPERATIONAL CONTEXT - New concession contracts - Impacts on the result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operational Context [Line Items]
Net book value	R$ 4,949,475
Net Tax Indemnity	4,594,413
Result	(355,062)	R$ 355,062
Eletronorte
Operational Context [Line Items]
Net book value	2,991,263
Net Tax Indemnity	4,594,413
Result	1,603,150
Eletronorte | UHE Curu-Una
Operational Context [Line Items]
Net book value	630
Net Tax Indemnity	17,741
Result	17,111
Eletronorte | Tucuru
Operational Context [Line Items]
Net book value	2,990,633
Net Tax Indemnity	4,576,672
Result	1,586,039
Chesf
Operational Context [Line Items]
Net book value	619,230
Result	(619,230)
Chesf | Boa Esperana
Operational Context [Line Items]
Net book value	98,219
Result	(98,219)
Chesf | UHE Apolnio Sales (Moxot)
Operational Context [Line Items]
Net book value	38,250
Result	(38,250)
Chesf | Paulo Afonso I
Operational Context [Line Items]
Net book value	92,612
Result	(92,612)
Chesf | Paulo Afonso II
Operational Context [Line Items]
Net book value	107,093
Result	(107,093)
Chesf | Paulo Afonso III
Operational Context [Line Items]
Net book value	66,259
Result	(66,259)
Chesf | Paulo Afonso IV
Operational Context [Line Items]
Net book value	20,832
Result	(20,832)
Chesf | UHE Luiz Gonzaga (Itaparica)
Operational Context [Line Items]
Net book value	15,150
Result	(15,150)
Chesf | Xingo
Operational Context [Line Items]
Net book value	28,174
Result	(28,174)
Chesf | Funil - BA
Operational Context [Line Items]
Net book value	12,626
Result	(12,626)
Chesf | Pedra
Operational Context [Line Items]
Net book value	8,067
Result	(8,067)
Chesf | Sobradinho
Operational Context [Line Items]
Net book value	131,948
Result	(131,948)
Furnas
Operational Context [Line Items]
Net book value	1,338,982
Result	(1,338,982)
Furnas | Corumb I HPP
Operational Context [Line Items]
Net book value	(4,497)
Result	4,497
Furnas | Estreito
Operational Context [Line Items]
Net book value	479,561
Result	(479,561)
Furnas | Funil - RJ
Operational Context [Line Items]
Net book value	8,110
Result	(8,110)
Furnas | Furnas
Operational Context [Line Items]
Net book value	566,098
Result	(566,098)
Furnas | Marimbondo
Operational Context [Line Items]
Net book value	15,844
Result	(15,844)
Furnas | UHE Porto Colmbia
Operational Context [Line Items]
Net book value	1,912
Result	(1,912)
Furnas | Itumbiara
Operational Context [Line Items]
Net book value	62,492
Result	(62,492)
Furnas | Mascarenhas de Moraes HPP
Operational Context [Line Items]
Net book value	209,462
Result	R$ (209,462)